SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2017
SUPPLEMENTAL CASH FLOW INFORMATION

19. SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental cash flow information was as follows:

Years Ended December 31,	2017	2016	2015
Interest paid	$5,773	$3,362	$4,993
Income taxes net of refunds	$48,056	$99,006	$103,261